Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,922,202.50
Total Fee Amount	4,270.36
Total Offset Amount	0.00
Net Fee	$ 4,270.36
Offering Table N/A
Offset Table N/A	N/A